Intellectual property (Tables)	12 Months Ended
Dec. 31, 2021
Intellectual property
Acquisition Of Sfd? Geothermal Right
1.	US$40,000 (CAD$50,310) signature payment, which became due immediately and was paid on April 22, 2021;

2.	300,000 common shares, which were issued in December 2021;

3.	CAD$15,000 signature milestone payment paid in August 2021;

4.	US$200,000 milestone payment which will become due in the event that the Company’s cash balance exceeds CAD$5,000,000 due to receipt of specifically defined funds from operations; and

5.

US$250,000 milestone payment which will become due in the event that the Company executes and completes and receives full payment for an SFD® contract valued at US$10,000,000 or greater, provided such contract is entered into and completed and payment of at least US$5,000,000 is received by April 18, 2023.

Intellectual Property
	December 31, 2021
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$10,670,400	$14,600,600
SFD® Geothermal Right acquired	275,610	9,187	266,423
	25,546,610	10,679,587	14,867,023

	December 31, 2020
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$8,985,667	$16,285,333
	25,271,000	8,985,667	16,285,333